UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22085

Tortoise Total Return Fund, LLC
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
 (Address of Principal Executive Offices) (Zip code)

David J. Schulte, 11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and Address of Agent for Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker
Energy Transfer Partners, L.P.	12/16/2008	29273R109	ETP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Approval of the terms of the Energy Transfer Partners, L.P. 2008 Long-Term Incentive Plan, which provides for awards of options to purchase the partnership's common units, awards of the partnership's restricted units, awards of the partnership's phantom units, and awards of the partnership's common units.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Magellan Midstream Partners, L.P.	4/22/2009	559080106	MMP

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Proposal to elect George A. O'Brien, Jr. as a Class I director to the general partner’s board of directors to serve until the 2012 annual meeting of limited partners.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Copano Energy, L.L.C.	5/14/2009	217202100	CPNO

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To elect James. G. Crump, Ernie L. Danner, John R. Eckel, Jr., Scott A. Griffiths, Michael L. Johnson, T. William Porter and William L. Thacker as directors to serve until the 2010 Annual Meeting of Unitholders.
Issuer

For	For	2. Approval of an amendment to the Amended and Restated Long-Term Incentive Plan.	Issuer

For	For	3. Ratification of Deloitte and Touche LLP as independent registered public accounting firm for 2009.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
MarkWest Energy Partners, L.P.	6/2/2009	570759100	MWE

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To elect Frank M. Semple, John M. Fox, Keith E. Bailey, Michael L. Beatty, Charles K. Dempster, Donald C. Heppermann, William A. Kellstrom, Anne E. Fox Mounsey, William P. Nicoletti and Donald D. Wolf as directors of the general partner to serve until the 2010 Annual Meeting of Unitholders.
Issuer

For	For	2. Ratification of Deloitte and Touche LLP as the partnership's independent registered public accounting firm for the fiscal year ending December 31, 2009.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE TOTAL RETURN FUND, LLC

Date: August 14, 2009	By:	/s/ Kenneth P. Malvey
Kenneth P. Malvey
Chief Executive Officer